Financial instruments - Summary of Expected Future Payments for Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of financial liabilities [line items]
Sensitivity analyses of net risk Position in of net profit or loss before tax	$ 12,081
Sensitivity to 100bps Increase of net profit or loss before tax	(1,840)
Sensitivity to 100bps decrease of net profit or loss before tax	1,840
Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	753,461
Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	141,408
Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	57,364
Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	22,591
Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	99,739
Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	432,359
Suppliers [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	58,841
Suppliers [Member] | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	58,841
Suppliers [Member] | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Suppliers [Member] | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Suppliers [Member] | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Suppliers [Member] | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Leases | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	29,144
Leases | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	1,051
Leases | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	1,052
Leases | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	1,052
Leases | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	3,157
Leases | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	22,832
Loans [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	192,902
Loans [Member] | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	264
Loans [Member] | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	3,728
Loans [Member] | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	1,461
Loans [Member] | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	5,354
Loans [Member] | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	182,095
Consideration Payable On Acquisition [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	132,083
Consideration Payable On Acquisition [Member] | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	31,123
Consideration Payable On Acquisition [Member] | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	29,538
Consideration Payable On Acquisition [Member] | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	4,599
Consideration Payable On Acquisition [Member] | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	29,570
Consideration Payable On Acquisition [Member] | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	37,253
Contingent consideration payable on acquisition | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	45,527
Contingent consideration payable on acquisition | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	4,836
Contingent consideration payable on acquisition | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	2,185
Contingent consideration payable on acquisition | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Contingent consideration payable on acquisition | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Contingent consideration payable on acquisition | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	38,506
Gross obligation under put option | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	44,217
Gross obligation under put option | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Gross obligation under put option | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Gross obligation under put option | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Gross obligation under put option | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Gross obligation under put option | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	44,217
Financial liabilities – energy trading contracts (c) [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	149,879
Financial liabilities – energy trading contracts (c) [Member] | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	19,425
Financial liabilities – energy trading contracts (c) [Member] | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	20,861
Financial liabilities – energy trading contracts (c) [Member] | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	15,479
Financial liabilities – energy trading contracts (c) [Member] | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	61,658
Financial liabilities – energy trading contracts (c) [Member] | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	32,456
Asset-backed payable [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	75,000
Asset-backed payable [Member] | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Asset-backed payable [Member] | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Asset-backed payable [Member] | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Asset-backed payable [Member] | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Asset-backed payable [Member] | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	75,000
Client Funds Payable [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	25,868
Client Funds Payable [Member] | Later than one month and not later than two months [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	25,868
Client Funds Payable [Member] | Later Than Two Months And Not Later Than Four Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Client Funds Payable [Member] | Later Than Four Months And Not Later Than Six Months [Member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Client Funds Payable [Member] | Later than six months and not later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	0
Client Funds Payable [Member] | Later than one year [member] | Liquidity Risk
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0